Land Use Rights, Net (Tables)	6 Months Ended
Mar. 31, 2026
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights

Land use rights as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Land use rights, cost	$5,102,714	$4,944,307
Less: accumulated amortization	(804,409)	(730,771)
Land use rights, net	$4,298,305	$4,213,536